Distribution Date:	03/17/25	Wells Fargo Commercial Mortgage Trust 2015-C26
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2015-C26

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Midland Loan Services
Mortgage Loan Detail (Part 1)	15		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 2)	16		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Trust Advisor	Pentalpha Surveillance LLC
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Historical Detail	18
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22-23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989CAU5	1.454000%	69,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989CAV3	2.663000%	37,759,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989CAW1	2.910000%	198,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989CAX9	3.166000%	279,840,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989CAY7	2.991000%	88,249,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989CAZ4	3.580000%	76,966,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.00%
B	94989CBC4	3.783000%	42,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	17.63%
C	94989CBD2	4.071000%	49,306,000.00	11,904,366.90	1,401,980.52	40,385.56	0.00	0.00	1,442,366.08	10,502,386.38	85.52%	12.50%
D	94989CAG6	3.586000%	46,901,000.00	46,901,000.00	0.00	0.00	0.00	0.00	0.00	46,901,000.00	20.86%	7.63%
E	94989CAJ0	3.250000%	19,242,000.00	19,242,000.00	0.00	0.00	0.00	4,107,141.08	0.00	15,134,858.92	0.00%	5.63%
F	94989CAL5	3.250000%	9,620,000.00	9,620,000.00	0.00	0.00	0.00	9,620,000.00	0.00	0.00	0.00%	4.63%
G	94989CAN1	3.250000%	44,496,709.00	2,559,284.54	0.00	0.00	0.00	2,559,284.54	0.00	0.00	0.00%	0.00%
V	94989CAS0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989CAQ4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,069,711.00	90,226,651.44	1,401,980.52	40,385.56	0.00	16,286,425.62	1,442,366.08	72,538,245.30

X-A	94989CBA8	4.726837%	750,414,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	94989CBB6	1.042655%	138,297,000.00	58,805,366.90	0.00	51,094.77	0.00	0.00	51,094.77	57,403,386.38
X-C	94989CAA9	1.476837%	19,242,000.00	19,242,000.00	0.00	23,681.08	0.00	0.00	23,681.08	15,134,858.92
X-D	94989CAC5	1.476837%	9,620,000.00	9,620,000.00	0.00	11,839.31	0.00	0.00	11,839.31	0.00
X-E	94989CAE1	1.476837%	44,496,709.00	2,559,284.54	0.00	3,149.71	0.00	0.00	3,149.71	0.00
Notional SubTotal			962,069,709.00	90,226,651.44	0.00	89,764.87	0.00	0.00	89,764.87	72,538,245.30

Deal Distribution Total					1,401,980.52	130,150.43	0.00	16,286,425.62	1,532,130.95

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989CAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989CAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989CAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989CAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989CAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989CAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989CBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989CBD2	241.43850444	28.43427818	0.81908003	0.00000000	0.00000000	0.00000000	0.00000000	29.25335821	213.00422626
D	94989CAG6	1,000.00000000	0.00000000	0.00000000	2.98833330	5.97666660	0.00000000	0.00000000	0.00000000	1,000.00000000
E	94989CAJ0	1,000.00000000	0.00000000	0.00000000	2.70833333	5.41666667	0.00000000	213.44668330	0.00000000	786.55331670
F	94989CAL5	1,000.00000000	0.00000000	0.00000000	2.70833368	5.41666736	0.00000000	1,000.00000000	0.00000000	0.00000000
G	94989CAN1	57.51626575	0.00000000	0.00000000	0.15577332	18.59697174	0.00000000	57.51626575	0.00000000	0.00000000
V	94989CAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989CAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989CBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	94989CBB6	425.21071968	0.00000000	0.36945682	0.00000000	0.00000000	0.00000000	0.00000000	0.36945682	415.07325813
X-C	94989CAA9	1,000.00000000	0.00000000	1.23069743	0.00000000	0.00000000	0.00000000	0.00000000	1.23069743	786.55331670
X-D	94989CAC5	1,000.00000000	0.00000000	1.23069751	0.00000000	0.00000000	0.00000000	0.00000000	1.23069751	0.00000000
X-E	94989CAE1	57.51626575	0.00000000	0.07078523	0.00000000	0.00000000	0.00000000	0.00000000	0.07078523	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	02/01/25 - 02/28/25	30	0.00	51,094.77	0.00	51,094.77	0.00	0.00	0.00	51,094.77	0.00
X-C	02/01/25 - 02/28/25	30	0.00	23,681.08	0.00	23,681.08	0.00	0.00	0.00	23,681.08	0.00
X-D	02/01/25 - 02/28/25	30	0.00	11,839.31	0.00	11,839.31	0.00	0.00	0.00	11,839.31	0.00
X-E	02/01/25 - 02/28/25	30	0.00	3,149.71	0.00	3,149.71	0.00	0.00	0.00	3,149.71	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	02/01/25 - 02/28/25	30	0.00	40,385.56	0.00	40,385.56	0.00	0.00	0.00	40,385.56	0.00
D	02/01/25 - 02/28/25	30	140,155.82	140,155.82	0.00	140,155.82	140,155.82	0.00	0.00	0.00	280,311.64
E	02/01/25 - 02/28/25	30	52,113.75	52,113.75	0.00	52,113.75	52,113.75	0.00	0.00	0.00	104,227.50
F	02/01/25 - 02/28/25	30	26,054.17	26,054.17	0.00	26,054.17	26,054.17	0.00	0.00	0.00	52,108.34
G	02/01/25 - 02/28/25	30	820,572.64	6,931.40	0.00	6,931.40	6,931.40	0.00	0.00	0.00	827,504.04
Totals			1,038,896.38	355,405.57	0.00	355,405.57	225,255.14	0.00	0.00	130,150.43	1,264,151.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989CAZ4	N/A	76,966,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989CBC4	N/A	42,090,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989CBD2	4.071000%	49,306,000.00	11,904,366.90	1,401,980.52	40,385.56	0.00	0.00	1,442,366.08	10,502,386.38
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			168,362,000.03	11,904,366.90	1,401,980.52	40,385.56	0.00	0.00	1,442,366.08	10,502,386.38

Exchangeable Certificate Details
PEX	94989CBE0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	1,532,130.95
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	310,478.82	Master Servicing Fee	3,067.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	119.83
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	35.09
ARD Interest	0.00	Trust Advisor Fee	192.98
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	48,551.65
Total Interest Collected	359,030.47	Total Fees	3,624.98

Principal		Expenses/Reimbursements
Scheduled Principal	224,773.03	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	17,463,633.11	Special Servicing Fees (Monthly)	11,680.70
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	16,500,000.00
Total Principal Collected	17,688,406.14	Total Expenses/Reimbursements	16,511,680.70

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	130,150.43
Excess Liquidation Proceeds	0.00	Principal Distribution	1,401,980.52
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,532,130.95
Total Funds Collected	18,047,436.61	Total Funds Distributed	18,047,436.63

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	90,226,651.44	90,226,651.44	Beginning Certificate Balance	90,226,651.44
(-) Scheduled Principal Collections	224,773.03	224,773.03	(-) Principal Distributions	1,401,980.52
(-) Unscheduled Principal Collections	17,463,633.11	17,463,633.11	(-) Realized Losses	16,286,425.62
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	16,286,425.62
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	72,538,245.30	72,538,245.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	90,508,667.51	90,508,667.51	Ending Certificate Balance	72,538,245.30
Ending Actual Collateral Balance	72,796,603.70	72,796,603.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or Realized Losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	3	28,594,342.81	39.42%	(2)	4.3884	1.241958
1,000,001 to 2,000,000	1	1,626,731.45	2.24%	(1)	4.8000	0.903000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	2	5,576,505.71	7.69%	(2)	4.5641	1.480104	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	1	3,241,452.46	4.47%	(1)	4.6500	1.954300	1.51 to 1.60	1	5,365,728.66	7.40%	(1)	4.6500	1.585600
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,365,728.66	7.40%	(1)	4.6500	1.585600	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	3,241,452.46	4.47%	(1)	4.6500	1.954300
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 3.00	3	35,336,721.37	48.71%	(1)	4.2533	2.175887
9,000,001 to 10,000,000	1	9,094,877.31	12.54%	(1)	4.5600	2.131500	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	47,632,949.71	65.67%	(2)	4.2208	1.748647	Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
30,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	23,611,041.33	32.55%	(1)	4.1300	2.210900
							Multi-Family	2	4,572,434.43	6.30%	(1)	4.8000	0.966972
Florida	1	3,241,452.46	4.47%	(1)	4.6500	1.954300
							Retail	6	67,965,810.87	93.70%	(1)	4.3236	1.807128
Louisiana	1	9,094,877.31	12.54%	(1)	4.5600	2.131500
							Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
New York	1	24,021,908.38	33.12%	(2)	4.3100	1.294300

Ohio	3	7,203,237.16	9.93%	(2)	4.6174	1.349775

Texas	1	5,365,728.66	7.40%	(1)	4.6500	1.585600

Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	23,611,041.33	32.55%	(1)	4.1300	2.210900	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	26,652,711.11	36.74%	(2)	4.3090	1.365448	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	17,702,058.43	24.40%	(1)	4.6038	1.933583	49 months or greater	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
	4.751% to 5.000%	2	4,572,434.43	6.30%	(1)	4.8000	0.966972	Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.751% to 7.000%	0	0.00	0.00%	0	0.0000	0.000000
	7.001% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	72,538,245.30	100.00%	(1)	4.3536	1.754169	113 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	114 months to 240 months	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	8	72,538,245.30	100.00%	(1)	4.3536	1.754169			No outstanding loans in this group
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	72,538,245.30	100.00%	(1)	4.3536	1.754169
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	303220007	RT	Roseville	CA	Actual/360	4.130%	76,035.83	59,747.45	0.00	N/A	02/01/25	--	23,670,788.78	23,611,041.33	03/01/25
8	303220008	RT	Poughkeepsie	NY	Actual/360	4.310%	80,695.24	50,254.52	0.00	N/A	01/01/25	--	24,072,162.90	24,021,908.38	12/01/24
31	300571235	RT	Lake Charles	LA	Actual/360	4.560%	32,330.04	20,736.65	0.00	N/A	02/06/25	--	9,115,613.96	9,094,877.31	01/06/25
42	300571220	SS	Salem	MA	Actual/360	4.780%	27,550.01	7,410,342.56	0.00	N/A	01/06/25	--	7,410,342.56	0.00	03/06/25
47	301741025	RT	Southlake	TX	Actual/360	4.650%	19,484.59	21,715.20	0.00	N/A	02/06/25	--	5,387,443.86	5,365,728.66	01/06/25
50	300571221	SS	Virginia Beach	VA	Actual/360	4.730%	20,486.58	5,568,687.82	0.00	N/A	01/06/25	--	5,568,687.82	0.00	03/06/25
57	300571214	SS	Portsmouth	VA	Actual/360	4.600%	16,215.72	4,532,343.41	0.00	N/A	01/06/25	--	4,532,343.41	0.00	03/06/25
68	416000175	RT	Macclenney	FL	Actual/360	4.650%	11,755.33	8,870.14	0.00	N/A	02/01/25	--	3,250,322.60	3,241,452.46	01/01/25
75	301741031	MF	Cleveland	OH	Actual/360	4.800%	11,021.76	6,554.53	0.00	N/A	02/06/25	--	2,952,257.51	2,945,702.98	02/06/25
79	410926223	RT	Columbus	OH	Actual/360	4.300%	8,817.08	5,534.19	0.00	N/A	12/11/24	--	2,636,336.92	2,630,802.73	11/11/24
87	301741030	MF	Cleveland	OH	Actual/360	4.800%	6,086.64	3,619.67	0.00	N/A	02/06/25	--	1,630,351.12	1,626,731.45	02/06/25
Totals							310,478.82	17,688,406.14	0.00				90,226,651.44	72,538,245.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	3,386,469.00	2,826,309.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,227,168.82	0.00	--	--	--	0.00	0.00	129,677.55	339,112.93	0.00	0.00
31	1,508,876.40	1,132,067.83	01/01/24	09/30/24	--	0.00	0.00	52,868.53	85,097.64	0.00	0.00
42	1,828,226.61	872,952.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	815,473.00	0.00	--	--	--	0.00	0.00	41,082.67	60,507.46	0.00	0.00
50	1,114,525.49	476,544.43	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1,048,210.27	524,493.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	355,532.37	427,633.63	01/01/24	09/30/24	--	0.00	0.00	20,554.81	32,274.13	0.00	0.00
75	239,417.10	162,655.61	01/01/24	09/30/24	--	0.00	0.00	17,415.56	17,415.56	0.00	0.00
79	348,480.00	261,360.00	01/01/24	09/30/24	--	0.00	0.00	14,293.96	47,169.36	0.00	0.00
87	243,034.18	81,314.37	01/01/24	09/30/24	--	0.00	0.00	9,617.55	9,617.55	0.00	0.00
Totals	13,115,413.24	6,765,330.51				0.00	0.00	285,510.63	591,194.63	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
42	300571220	7,390,257.97	Disposition	0.00	0.00
50	300571221	5,553,524.09	Disposition	0.00	0.00
57	300571214	4,519,851.05	Disposition	0.00	0.00
Totals		17,463,633.11		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	17,463,633.11	4.353623%	4.143388%	(1)
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.424270%	4.215827%	(1)
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	4,171,855.46	4.453135%	4.356164%	1
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	59,411,174.82	4.358036%	4.313203%	1
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	38,450,282.98	4.328607%	4.285651%	2
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	75,391,449.29	4.354914%	4.309697%	3
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	7,120,879.46	4.358335%	4.311807%	4
08/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.358942%	4.314076%	5
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.358919%	4.314057%	6
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	14,816,228.60	4.358900%	4.314041%	7
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.359651%	4.315168%	8
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,092,631.20	4.359631%	4.315152%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	303220008	12/01/24	2	5	129,677.55	339,112.93	0.00	24,154,919.11	01/08/25	4
31	300571235	01/06/25	1	5	52,868.53	85,097.64	0.00	9,132,819.11	02/07/25	11
47	301741025	01/06/25	1	5	41,082.67	60,507.46	0.00	5,406,993.15	02/14/25	0
68	416000175	01/01/25	1	5	20,554.81	32,274.13	0.00	3,257,902.88	02/11/25	0
75	301741031	02/06/25	0	5	17,415.56	17,415.56	0.00	2,952,257.52
79	410926223	11/11/24	3	5	14,293.96	47,169.36	0.00	2,650,319.48	12/10/24	13
87	301741030	02/06/25	0	5	9,617.55	9,617.55	0.00	1,630,351.12
Totals					285,510.63	591,194.63	0.00	49,185,562.37
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		72,538,245	23,611,041	48,927,204		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	72,538,245	28,183,476	17,702,058	24,021,908	2,630,803	0
Feb-25	90,226,651	0	46,006,778	41,583,537	2,636,337	0
Jan-25	134,558,887	88,031,239	0	43,886,739	2,640,909	0
Dec-24	267,631,471	264,986,006	0	0	2,645,465	0
Nov-24	381,783,977	381,783,977	0	0	0	0
Oct-24	479,693,895	479,693,895	0	0	0	0
Sep-24	595,043,014	595,043,014	0	0	0	0
Aug-24	654,819,006	654,819,006	0	0	0	0
Jul-24	656,262,194	656,262,194	0	0	0	0
Jun-24	657,778,801	657,778,801	0	0	0	0
May-24	674,051,336	674,051,336	0	0	0	0
Apr-24	675,583,174	675,583,174	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	303220008	24,021,908.38	24,154,919.11	37,000,000.00	12/01/14	2,033,934.92	1.29430	12/31/24	01/01/25	238
31	300571235	9,094,877.31	9,132,819.11	14,570,000.00	12/02/14	1,018,010.08	2.13150	09/30/24	02/06/25	238
42	300571220	0.00	-	13,110,000.00	11/11/14	858,224.43	3.00280	06/30/24	01/06/25	237
47	301741025	5,365,728.66	5,406,993.15	11,750,000.00	11/27/14	783,949.00	1.58560	12/31/24	02/06/25	178
50	300571221	0.00	-	9,610,000.00	11/05/14	468,892.93	2.19200	06/30/24	01/06/25	237
57	300571214	0.00	-	7,560,000.00	12/03/14	519,840.71	3.01790	06/30/24	01/06/25	237
68	416000175	3,241,452.46	3,257,902.88	6,100,000.00	10/13/14	362,775.88	1.95430	09/30/24	02/01/25	238
79	410926223	2,630,802.73	2,650,319.48	5,870,000.00	10/10/14	260,273.25	2.01510	09/30/24	12/11/24	238
Totals		44,354,769.54	44,602,953.73	105,570,000.00		6,305,901.20

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	303220008	RT	NY	01/08/25	4

2/24/2025- The loan transferred to Special Servicing on 1/8/2025 for maturity default. The loan matured on 1/1/2025. A Pre-Negotiation Letter has been executed and the Special Servicer & Borrower have already started workout discussions.

The Borrower will be requesting a Forbearance to extend the loan term so the borrower can facilitate the sale of the collateral over the next 12 months. The property is currently listed for sale with JLL. The 2nd biggest tenant Big Lots

(32,640/sf 19.48% of NRA) filed for bankruptcy in September of 2024 and as of November 2024 is no longer paying rent. The Borrower is in the process of releasing this space. The Borrower also stated that the property can still cover debt service payments and OPEX on a monthly basis. The subject property is a 167,686 Stop & Shop grocery anchored shopping center located in Poughkeepsie, New York, within Dutchess County. The property was built in 1972 and later

	renovated in 1995 and 2001. It is composed of seven buildings, which includes 24 tenant suites.

31	300571235	RT	LA	02/07/25	11

02/26/2025: Loan was transferred to Special Servicing due to maturity default. The borrower has provided a term sheet for a one-year refinance. The Lender is working with the Master Servicer to obtain a payoff quote, while dual tracking in the

	event the loan does not close.

42	300571220	SS	MA	01/21/25	2

02/28/2025 - Loan transferred 01/23/2025 due to maturity default, loan matured 01/06/2025. The collateral property is a well performing self storage facility located in Salem, MA. When the loan transferred, the Borrower asserted they were close to closing with their take out lender and provided a commitment letter for funding to payoff this and three other loans. Full payoff funds have been received and will be applied prior to the March cutoff date.

47	301741025	RT	TX	02/14/25	0
	Loan transferred to ss 2/14/2025

50	300571221	SS	VA	01/21/25	13

02/28/2025 - Loan transferred 01/23/2025 due to maturity default, loan matured 01/06/2025. The collateral property is a well performing self storage facility located in Virginia Beach, VA. When the loan transferred, the Borrower asserted they were close to closing with their take out lender and provided a commitment letter for funding to payoff this and three other loans. Full payoff funds have been received and will be applied prior to the March cutoff date.

57	300571214	SS	VA	01/21/25	13

02/28/2025 - Loan transferred 01/23/2025 due to maturity default, loan matured 01/06/2025. The collateral property is a well performing self storage facility located in Portsmouth, VA. When the loan transferred, the Borrower asserted they were clos e to closing with their take out lender and provided a commitment letter for funding to payoff this and three other loans. Full payoff funds have been received and will be applied prior to the March cutoff date.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
68	416000175	RT	FL	02/11/25	0
Loan transferred to ss 2/11/2025

79	410926223	RT	OH	12/10/24	13

02/28/2025 - Loan transferred to Special Servicer 12/10/2024 due to Maturity Default. The loan is collateralized by a single tenant NNN property located in Columbus, OH. and currently being operated by Walgreens. The loan transferred with the collateral under contract for sale however, the initial borrower call with listing broker revealed the buyer's lender requires additional review to close the financing. Demand has been made for the borrower to comply with their cash management provisions and fund prior excess cash that should be held by lender in the approx. amount $147K prior to commencing negotiations. Borrower was provided a 02/28/2025 drop dead date to submit the excess cash (completed)

however they have not complied with the implementation of the cash management provisions. Receivership pleadings are complete and are being filed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	303220009	24,664,599.38	4.99000%	24,664,599.38	4.99000%	10	06/25/20	07/01/20	08/11/20
9	303220009	0.00	4.99000%	0.00	4.99000%	10	08/11/20	07/01/20	06/25/20
11	790925027	19,876,990.90	4.48000%	19,839,988.85	4.48000%	10	08/25/20	07/11/20	09/11/20
11	790925027	0.00	4.48000%	0.00	4.48000%	10	09/11/20	07/11/20	08/25/20
27	310926803	11,307,599.83	4.25000%	11,287,851.33	4.25000%	10	08/31/20	06/11/20	09/11/20
27	310926803	0.00	4.25000%	0.00	4.25000%	10	09/11/20	06/11/20	08/31/20
72	416000174	3,137,675.74	4.55000%	3,137,675.74	4.55000%	10	07/28/20	07/01/20	08/11/20
72	416000174	0.00	4.55000%	0.00	4.55000%	10	08/11/20	07/01/20	07/28/20
Totals		58,986,865.85		58,930,115.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	301741023	02/16/24	28,646,178.69	44,800,000.00	51,279,860.71	22,633,682.01	51,279,860.71	28,646,178.70	(0.01)	0.00	(204,263.45)	204,263.44	0.62%
33	301741033	04/17/23	9,014,752.45	11,350,000.00	7,663,737.16	4,704,032.39	7,663,737.16	2,959,704.77	6,055,047.68	0.00	0.00	6,055,047.68	59.95%
42	300571220	03/17/25	7,410,342.56	13,110,000.00	7,683,608.00	273,265.44	7,683,608.00	7,410,342.56	0.00	0.00	0.00	0.00	0.00%
50	300571221	03/17/25	5,568,687.82	9,610,000.00	5,772,481.05	203,793.23	5,772,481.05	5,568,687.82	0.00	0.00	0.00	0.00	0.00%
57	300571214	03/17/25	4,532,343.41	7,560,000.00	4,690,801.75	158,458.34	4,690,801.75	4,532,343.41	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			17,511,373.79	30,280,000.00	18,146,890.80	635,517.01	18,146,890.80	17,511,373.79	0.00	0.00	0.00	0.00
Cumulative Totals			55,172,304.93	86,430,000.00	77,090,488.67	27,973,231.41	77,090,488.67	49,117,257.26	6,055,047.67	0.00	(204,263.45)	6,259,311.12

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/25	16,286,425.62	0.00	0.00	0.00	0.00	16,286,425.62	0.00	0.00	51,964,539.54
		02/18/25	35,678,113.92	0.00	0.00	0.00	0.00	35,678,113.92	0.00	0.00
5	301741023	02/18/25	0.00	0.00	204,263.44	0.00	0.00	1,000.00	0.00	0.00	204,263.44
		01/17/25	0.00	0.00	203,263.44	0.00	0.00	45,918.24	0.00	0.00
		11/18/24	0.00	0.00	157,345.20	0.00	0.00	108.00	0.00	0.00
		09/17/24	0.00	0.00	157,237.20	0.00	0.00	157,021.21	0.00	0.00
		07/17/24	0.00	0.00	215.99	0.00	0.00	72.00	0.00	0.00
		06/17/24	0.00	0.00	143.99	0.00	0.00	36.00	0.00	0.00
		03/15/24	0.00	0.00	107.99	0.00	0.00	108.00	0.00	0.00
		02/16/24	0.00	0.00	(0.01)	0.00	0.00	(0.01)	0.00	0.00
33	301741033	04/17/23	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68	0.00	0.00	6,055,047.68
42	300571220	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	300571221	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	300571214	03/17/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			16,286,425.62	0.00	0.00	0.00	0.00	16,286,425.62	0.00	0.00	16,286,425.62
Cumulative Totals			51,964,539.54	0.00	6,259,311.12	0.00	0.00	58,223,850.66	0.00	0.00	58,223,850.66

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	4,680.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	7,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,680.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,680.70

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28